Summary of Preferred Stock Conversion Ratio (Parenthetical) (Detail) (Series B1 Preferred Stock, USD $)	12 Months Ended
Dec. 31, 2014
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.000 [1]
Serial numbers 226,503 to 257,565 (inclusive)
Class of Stock [Line Items]
Preferred Shares, Conversion price	1.543
Preferred Shares, Conversion Ratio	1.001451717

[1]	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.